Subordinated debentures - Maturities of Subordinated Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 13,556	$ 11,396
1 to 5 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	2,026
5 to 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	11,056
Over 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 474